Note 15 - Share Capital (Details Textual) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Jun. 10, 2019	Jun. 06, 2018	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Shares Issued, Price Per Share	$ 35.50
Stock Issued During Period, Shares, New Issues	6,900,000		6,900,000
Over-Allotment Option	15.00%
Stock Issued During Period, Value, New Issues	$ 245.0
Proceeds from Issuance of Common Stock, Net	236.6
Proceeds from Stock Options Exercised			$ 1.5	$ 0.5	$ 1.0
Shelf Prospectus [Member]
Shelf Prospectus Period		2 years 30 days
Shelf Prospectus, Maximum Amount	$ 505.0	$ 750.0